MARCH 31, 1999
                          [LOGO]
                                 BT Mutual Funds

Intermediate
           Tax Free Fund
           Semi-Annual Report



                TRUST: BT INVESTMENT FUNDS
                INVESTMENT ADVISOR: BANKERS TRUST COMPANY

--------------------------------------------------------------------------------
Intermediate Tax Free Fund

Table of Contents
--------------------------------------------------------------------------------


       Letter to Shareholders                                      3

       Intermediate Tax Free Fund
          Statement of Assets and Liabilities                      5
          Statement of Operations                                  5
          Statements of Changes in Net Assets                      6
          Financial Highlights                                     6
          Notes to Financial Statements                            7

       Intermediate Tax Free Portfolio
          Statement of Net Assets                                  9
          Statement of Operations                                 11
          Statements of Changes in Net Assets                     12
          Financial Highlights                                    12
          Notes to Financial Statements                           13


                         ------------------------------
The Fund is not insured by the FDICand is not a deposit obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                        ------------------------------

--------------------------------------------------------------------------------

Intermediate Tax Free Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Intermediate Tax Free Fund (the "Fund"), providing a review of the market, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
With the U.S. economy strong, interest rates rose over the Fund's semi-annual period, even as the Federal Reserve Board eased monetary policy.

o After the Federal Reserve Board lowered the fed funds rate by 25 basis points on September 29th, it did so twice again--on October 15 and November 17. These moves improved investor confidence after a third calendar quarter turbulent with crises in world economies, a Fed-orchestrated bailout of a major leveraged hedge fund, and volatility in the equity markets.

o The pace of U.S. economic growth was greater than expected, with fourth calendar quarter GDP growth logging in at 6.0% and estimates for first quarter 1999 only moderately lower.

o Although the strong economy raised concerns of re-emerging inflation, it has in fact, remained quite subdued, with the increase in the Consumer Price Index at only 1.6% on an annual basis through the end of March 1999.

Municipal bonds were less volatile than other fixed income sectors primarily because they are less impacted by overseas turmoil.

o Yields on intermediate Treasuries rose by approximately 1.20% over the six months ended March 31, 1999. In contrast, intermediate tax free bond yields moved within a narrower band, increasing by about 0.33% over the semi-annual period.

o With limited overseas exposure, credit quality spreads of municipal bonds did not widen as they did within the corporate and mortgage-backed fixed income sectors.

Rising interest rates meant lower municipal security supply, but a healthy economy led to improved credit quality picture.

o During the semi-annual period, overall supply of municipal bonds was down approximately 10% over the same six month period one year ago. Refinancing of outstanding loans was actually down about 25%, as higher interest rates slowed the rush to lower payments seen through most of the previous period. New issuance was up only modestly. Municipal securities' demand remained relatively flat.

o Full tax revenue coffers and strong fiscal positions led to more credit quality upgrades than downgrades in the municipal sector during these six months.

INVESTMENT REVIEW
The Fund nearly tracked its category average over the six months, and for the one year ended March 31, 1999, the Fund outperformed its category average. This was primarily because we moved from a somewhat longer duration position in the second half of the last fiscal year to a shorter duration in this semi-annual period, given our cautious strategy in a rising interest rate environment. On March 31, the Fund's duration stood at 5.4 years and its average maturity at 8.0 years.

The underperformance to the Fund's benchmark can be attributed to our more conservative credit posture. Such a posture means the Fund does not benefit from narrow credit spreads, as seen in the municipal bond market during this period. Still, it is important to reiterate that the Fund's prospectus mandates higher credit quality standards than held by the benchmark, and we continue to believe that this is the more prudent strategy over the long term. The Fund's average credit quality, as of March 31, remained AA2 as rated by Moody's.

The Fund was able to find opportunities in both sector and specific issue selection to take advantage of market aberrations. For example:


o While already overweighted in the high tax state of California, we added to our holdings in this state as a sector and to our ongoing focus on non-callable bonds within the state. The Fund benefited from this positioning as yield spreads vacillated during this semi-annual period.

o The Fund benefited from its overweighting of issues exempt from taxes in New York, as yield spreads on New York paper narrowed relative to the market as a whole at the end of 1998.

o We sold some Connecticut and Massachusetts portfolio holdings, as a lack of supply there narrowed credit spreads, making them comparatively less attractive.

----------------------------------------------------------------------------------------------------------------------
Periods ended March 31, 1999              Cumulative Total Returns                  Average Annual Total Returns
----------------------------------------------------------------------------------------------------------------------
                               Past 6     Past 1   Past 3    Past 5    Since     Past 1    Past 3   Past 5     Since
                               months      year    years     years   inception    year     years    years   inception
----------------------------------------------------------------------------------------------------------------------
 Intermediate Tax Free Fund(1)
   (inception 7/20/92)          0.69%      5.26%   18.87%    33.90%    43.77%     5.26%    5.93%     6.01%    5.57%
----------------------------------------------------------------------------------------------------------------------
 Lehman 7 Year Government
  Obligations Index(2)          1.42%      5.99%   20.97%    39.87%    50.24%     5.99%    6.55%     6.94%    6.30%
----------------------------------------------------------------------------------------------------------------------
 Lipper Intermediate
  Municipal Debt Average(3)     0.97%      4.97%   18.70%    34.74%    44.94%     4.97%    5.88%     6.14%    5.72%
----------------------------------------------------------------------------------------------------------------------


(1) Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(2) Indices are unmanaged, and investments cannot be made in an index. The index represents government obligation securities with maturities of 7 to 8 years. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.
(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
Intermediate Tax Free Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments

                         By Sector as of March 31, 1999
                     (percentages are based on market value)


Pollution Control 1%
Prison  5%
Environmental Control 3%
Miscellaneous 4%
Sewer 6%
General
Obligations 19%
Dorm Authority 2%
Power Revenue 2%
Turnpike/Highway Revenue 4%
Refunding Bonds 9%
Building Revenue 4%
Hospital Revenue 2%
Property &
Development 10%
Water 11%
University
Revenue 7%
Transportation 10%
Electric 1%

Again reflecting our cautious posture, the Fund ended the semi-annual period with 15% of its assets in cash, as compared to approximately 9% at the end of September 1998.


MANAGER OUTLOOK
We anticipate that despite softness in some key employment statistics toward the end of the Fund's semi-annual period, the U.S. labor market and the U.S. economy remain strong. Consumer fundamentals remain favorable, consumer spending shows no signs of slowing, and housing activity is still high. Indeed, even the industrial sector, which has been the weak link in the U.S. economic juggernaut, has begun to show signs of life. Further, recent data suggest that underlying inflation pressures remain tame, despite some uptick in energy prices. Given this scenario, we believe the Federal Reserve Board is likely to stay on hold at least into the summer.

For the near term then, we will likely maintain the Fund's slightly short to neutral Index duration. Should inflation in fact remain tame, we will likely look to extend the Fund's duration in the months ahead. However, if signs of inflation do become evident, we intend to shorten the Fund's duration even more.

It is worth noting that even with interest rates having risen, they are still at historically attractive levels. This, along with yields on intermediate tax free bonds actually somewhat higher than those of same-duration U.S. Treasuries on a taxable equivalent basis, continues to make a positive backdrop for municipal bond market investment.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek to produce a yield greater than a tax free money market fund with lower risk to principal than a longer term or lower credit quality tax free bond fund.

                          /s/ Gary Pollack
                          ---------------------------------
                                  Gary Pollack
                            Portfolio Manager of the
                         Intermediate Tax Free Portfolio
                                 March 31, 1999

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Tax Free Fund and the Lehman 7-Year G.O. Bond Index since July 31, 1992.

                           Total Return for the Periods
                              Ended March 31, 1999(3)

                    One Year      Five Year       Since 7/20/921
                     5.26%        5.93%(2)          5.57%(2)

(1) The Fund's inception date.
(2) Annualized.
(3) Unaudited

 Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                                   [GRAPHIC]

              In the printed version of the document, a line graph
                appears which depicts the following plot points:


              Intermediate Tax               Lehman 7-Year G.O.
             Free Fund - $14,377            Bond Index - $15,024
Jul-92               10000                         10000
Sep-92                9937                          9972
Mar-93               10377                         10463
Sep-93               10960                         11076
Mar-94               10667                         10741
Sep-94               10787                         10973
Mar-95               11255                         11452
Sep-95               11779                         12147
Mar-96               12018                         12419
Sep-96               12261                         12691
Mar-97               12499                         12997
Sep-97               13172                         13715
Mar-98               13658                         14176
Sep-98               14278                         14816
Mar-99               14403                         15024


Past performance is not indicative of future performance. Performance figures assume the reinvestment of dividends and capital gain distributions.

--------------------------------------------------------------------------------
Intermediate Tax Free Fund

Statement of Assets and Liabilities  March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Intermediate Tax Free Portfolio, at Value                       $21,192,713
   Receivable for Shares of Beneficial Interest Sold                                  81,838
   Prepaid Expenses and Other                                                         10,148
   Due from Bankers Trust                                                              9,353
                                                                                 -----------
Total Assets                                                                      21,294,052
                                                                                 -----------
Liabilities
   Dividends Payable                                                                  68,314
   Accrued Expenses and Other                                                         21,915
                                                                                 -----------
Total Liabilities                                                                     90,229
                                                                                 -----------
Net Assets                                                                       $21,203,823
                                                                                 ===========
Composition of Net Assets
   Paid-in Capital                                                               $20,267,744
   Undistributed Net Realized Gain from Investment Transactions                      127,916
   Net Unrealized Appreciation on Investments                                        808,163
                                                                                 -----------
Net Assets                                                                       $21,203,823
                                                                                 ===========
Net Asset Value, Offering and Redemption Price Per Share (net assets
 divided by shares outstanding)                                                       $10.81
                                                                                 ===========
Shares Outstanding ($0.001 par value per share, unlimited number of
  shares of beneficial interest authorized)                                        1,960,906
                                                                                 ===========

--------------------------------------------------------------------------------

Statement of Operations  For the six months ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income Allocated from Intermediate Tax Free Portfolio, net                    $   460,826
                                                                                 -----------
Expenses
   Administration and Services Fees                                                   44,180
   Professional Fees                                                                  14,477
   Printing and Shareholder Reports                                                    9,221
   Registration Fees                                                                   5,323
   Trustees Fees                                                                       3,384
   Miscellaneous                                                                       5,566
                                                                                 -----------
   Total Expenses                                                                     82,151
   Less Expenses absorbed by Bankers Trust                                           (37,972)
                                                                                 -----------
      Net Expenses                                                                    44,180
                                                                                 -----------
Net Investment Income                                                                416,646
                                                                                 -----------
Realized and Unrealized Gain (Loss) on Investment
   Net Realized Gain from Investment Transactions                                    137,403
   Net Change in Unrealized Appreciation/Depreciation on Investment                 (440,446)
                                                                                 -----------
Net Realized and Unrealized Loss on Investment                                      (303,043)
                                                                                 -----------
Net Increase in Net Assets from Operations                                       $   113,603
                                                                                 ===========

                        See  Notes to Financial Statements.

Intermediate Tax Free Fund
Statements of Changes in Net Assets


                                                                              For the six           For the
                                                                             months ended         year ended
                                                                            March 31, 1999    September 30, 1998
                                                                         -------------------  -------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                     $     416,646       $    851,783
   Net Realized Gain from Investment Transactions                                  137,403            144,761
   Net Change in Unrealized Appreciation/Depreciation on Investment               (440,446)           630,290
                                                                             -------------       -------------
Net Increase in Net Assets from Operations                                         113,603          1,626,834
                                                                             -------------       -------------
Distributions to Shareholders
   Net Investment Income                                                          (416,646)          (851,783)
   Net Realized Gain from Investment Transactions                                 (153,783)           (25,237)
                                                                             -------------       ------------
Total Distributions to Shareholders                                               (570,429)          (877,020)
                                                                             -------------       ------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares                                                 4,407,306         10,929,947
   Dividend Reinvestments                                                          252,161            452,871
   Cost of Shares Redeemed                                                      (7,070,804)        (6,793,047)
                                                                             -------------       ------------
Net Increase (Decrease) from Capital Transactions in
  Shares of Beneficial Interest                                                 (2,411,339)         4,589,771
                                                                             -------------       ------------
Total Increase (Decrease) in Net Assets                                         (2,868,163)         5,339,585
                                                                             -------------       ------------
Net Assets
Beginning of period                                                             24,071,986         18,732,401
                                                                             -------------       ------------
End of period                                                                $  21,203,823       $ 24,071,986
                                                                             =============       ============

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Intermediate Tax Free Fund.


                                                                For the years ended
                                                 For the six       September 30,      For the period           For the
                                                months ended     ---------------   January 1, 1996 to       year ended
                                              March 31, 1999(3)  1998      1997   September 30, 1996(2)  December 31, 1995
                                              -----------------  -----     -----  ---------------------  ----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                $11.02      $10.65    $10.34         $10.56              $ 9.72
                                                    ------      ------    -------        -------            -------
Income fromInvestment Operations
   Net Investment Income                              0.21        0.42      0.44           0.33                0.47
   Net Realized and Unrealized Gain (Loss)
   on Investments                                    (0.13)       0.38      0.31          (0.22)               0.84
                                                    ------      ------    ------        -------             -------
Total from Investment Operations                      0.08        0.80      0.75           0.11                1.31
                                                    ------      ------    ------        -------             -------
Distributions to Shareholders
   Net Investment Income                             (0.21)      (0.42)    (0.44)         (0.33)              (0.47)
   Net Realized Gains                                (0.08)      (0.01)    --               --                  --
                                                    ------      ------    ------        -------             -------
Total Distributions                                  (0.29)      (0.43)    (0.44)         (0.33)              (0.47)
                                                    ------      ------    ------        -------             -------
Net Asset Value, End of Period                      $10.81      $11.02    $10.65         $10.34              $10.56
                                                    ======      ======    ======         ======             =======
Total Investment Return                               0.69%       7.71%     7.43%          4.09%              13.71%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)        $21,204     $24,072   $18,732        $22,008             $22,213
   Ratios to Average Net Assets:
      Net Investment Income                           3.75%(1)    3.91%     4.23%          4.25%(1)            4.58%
      Expenses, Including Expenses of the
        Intermediate Tax Free Portfolio               0.85%(1)    0.85%     0.85%          0.85%(1)            0.85%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                                 0.50%(1)    0.37%     0.30%          0.38%(1)            0.28%

------------------
(1) Annualized
(2) The Board of Trustees approved the change of the fiscal year end from December to September 30.
(3) Unaudited

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Intermediate Tax Free Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Intermediate Tax Free Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 20, 1992. The Fund invests substantially all of its assets in the Intermediate Tax Free Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1999, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Investment Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare dividends daily and distribute them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they exceed capital loss carryforwards.


E. Federal Income Taxes
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore no federal income tax provision is required.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .40% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .40% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .85% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

The Trust is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and is apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus
 .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six month period ended March 31, 1999.

--------------------------------------------------------------------------------
Intermediate Tax Free Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Note 3--Shares of Beneficial Interest
At March 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                           For the                        For the
                       six months ended                 year ended
                   March 31, 1999 (unaudited)        September 30, 1998
                    -----------------------      -------------------------
                     Shares        Amount          Shares         Amount
                    -------     -----------      ---------     -----------
Sold                403,048     $ 4,407,306      1,014,118     $10,929,947
Reinvested           23,108         252,161         41,978         452,871
Redeemed           (649,585)     (7,070,804)      (630,927)     (6,793,047)
                   --------     -----------      ---------     -----------
Net Increase
 (Decrease)        (223,429)    $(2,842,542)       425,169     $ 4,589,771
                   ========     ===========      =========     ===========

--------------------------------------------------------------------------------
Intermediate Tax Free Portfolio

Statement of Net Assets March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
 Amount              Description                               Value
           Long-Term Municipal Bonds - 83.6%
           Arizona - 2.2%
$ 440,000  Arizona State Transportation Board
             Excise Tax, 5.60%, 7/1/03                      $   471,051
                                                            -----------
           California - 7.2%
  500,000  California State, 5.75%, 11/1/11                     560,295
  920,000  California State Department of
             Public Works, 5.00%, 9/1/09                        979,552
                                                            -----------
                                                              1,539,847
                                                            -----------
           Connecticut - 5.3%
  500,000  Connecticut State, Series A,
             6.25%, 5/15/06                                     566,615
  500,000  Connecticut State Special
             Tax Obligations, 5.90%, 9/1/05                     553,010
                                                            -----------
                                                              1,119,625
                                                            -----------
           Delaware - 2.6%
  520,000  Delaware Transportation Authority,
             6.10%, 7/1/02                                      556,072
                                                            -----------
           Florida - 0.3%
   50,000  Dade County, Florida Aviation Authority,
             5.40%, 10/1/07                                      54,160
                                                            -----------
           Illinois - 7.1%
  440,000  Chicago, Illinois, G.O. (FGIC Insured),
             5.00%, 1/1/07                                      460,236
1,000,000  Chicago, Illinois, G.O. (FGIC Insured),
             5.00%, 1/1/09                                    1,041,050
                                                            -----------
                                                              1,501,286
                                                            -----------
           Indiana - 4.1%
  300,000  Indiana University Revenue, 6.60%,
             8/1/01                                             319,209
  500,000  Purdue University of Indiana University
             Revenue, Series N, 5.50%, 7/1/12                   541,910
                                                            -----------
                                                                861,119
                                                            -----------
           Maine - 4.8%
  445,000  Maine Municipal Bond, Series A,
             5.50%, 11/1/10                                     485,023
  500,000  Maine Municipal Bond, Series B (MBIA
             Insured), 5.37%, 11/1/05                           538,980
                                                            -----------
                                                              1,024,003
                                                            -----------
           Michigan - 3.5%
  500,000  Michigan State Building Authority,
             (AMBAC Insured), 6.00%, 10/1/02                    537,345
  200,000  Michigan State Housing Development
             Authority, 6.30%, 12/1/03                          211,198
                                                            -----------
                                                                748,543
                                                            -----------
           Nebraska - 1.5%
  300,000  Nebraska Public Power District Revenue,
             5.70%, 1/1/05                                      325,323
                                                            -----------
           Nevada - 2.5%
  500,000  Clark County, Nevada Highway Improvement
             Revenue, (AMBAC Insured),
             5.70%, 7/1/03                                      537,230
                                                            -----------


 Principal
  Amount            Description                                 Value
 --------           -----------                                ------
           New York - 24.7%
$ 700,000  New York City, New York, GO, Series E,
              6.00%, 8/1/07                                 $   782,978
  500,000  New York City Transitional Finance
             Authority, 4.75%, 11/15/15                         492,350
  500,000  New York State Dormitory Authority
             Revenue Consolidated City University
             System (FGIC Insured),
             5.75%, 7/1/13                                      555,420
  500,000  New York State Dormitory Authority
             Revenue New York University,
             (MBIA Insured), 6.00%, 7/1/06                      558,195
  400,000  New York State Dormitory Authority
             Revenue State University
             Educational Facility, 5.25%, 5/15/10               426,908
  300,000  New York State Dormitory Authority
             Revenue State University Educational
             Facility, (AMBAC Insured),
             5.00%, 5/15/10                                     308,751
  500,000  New York State Environment Facilities
             Corp., 5.75%, 6/15/10                              554,265
  500,000  New York State Environment Facilities
             Corp., Pollution Control Revenue
             State Water Revolving Fund,
             Series C, 5.05%, 12/15/10                          522,900
  500,000  New York State Local Government
             Assistance Corp, Series E,
             5.25%, 4/1/16                                      520,325
  500,000  Oyster Bay, New York, 5.00%, 2/1/09                  527,590
                                                            -----------
                                                              5,249,682
                                                            -----------
           North Carolina - 3.2%
  650,000  North Carolina State, 5.10%, 6/1/07                  690,534
                                                            -----------
           Tennessee - 2.1%
   10,000  Shelby County, Tennesse Public
             Improvement, Series B,
             5.25%, 11/1/06                                      10,726
  405,000  Shelby County, Tennesse Public
             Improvement, Series B,
             5.50%, 8/1/07                                      440,932
                                                            -----------
                                                                451,658
                                                            -----------
           Texas - 6.4%
  500,000  Texas State, Series A, 6.00%, 10/1/06                558,925
  260,000  Texas Water Resources Finance
             Authority Revenue, 7.30%, 8/15/04                  262,896
  500,000  University of Texas, Series A,
             6.50%, 8/15/01                                     533,070
                                                            -----------
                                                              1,354,891
                                                            -----------
           Vermont - 3.0%
  615,000  Vermont State, Series B,
             5.00%, 1/15/10                                     642,349
                                                            -----------
           Virginia - 2.1%
  400,000  Arlington County, Virginia,
             5.50%, 8/1/05                                      437,140
                                                            -----------
           Wisconsin - 1.0%
  200,000  Wisconsin State Transportation,
             6.00%, 7/1/00                                      205,258
                                                            -----------
           Total Long-Term Municipal Bonds
             (Cost $16,961,190)                              17,769,771
                                                            -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Intermediate Tax Free Portfolio

Statement of Net Assets March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount               Description                             Value
 --------              -----------                             -----
           FLOATING RATE DEMAND NOTES - 14.6%
           Florida - 1.9%
$ 400,000  Pinellas County, Florida, Health Facility
             Authority Revenue, 5.40%, 12/1/15              $   400,000
                                                            -----------
           Mississippi - 0.9%
  200,000  Perry County, Mississippi, Leaf River State
             Project, 1.60%, 3/1/02                             200,000
                                                            -----------
           New York - 11.8%
  800,000  New York City, New York, Municipal
             Water Finance Authority, Water and
             Sewer System Revenue, Series A,
             (FGIC Insured), 3.65%, 6/15/25                   800,000
1,000,000  New York City, New York, Municipal
             Water Finance Authority, Water and
             Sewer System Revenue, Series G,
             (FGIC Insured), 3.90%, 6/15/24                   1,000,000




 Principal
  Amount              Description                              Value
 ---------            -----------                              -----
$ 400,000  New York State, Energy Research and
             Development Authority, P.C.R.,
             5.55%, 7/1/15                                  $   400,000
  300,000  New York, New York, Sub Series B-4,
             5.00%, 8/15/21                                     300,000
                                                            -----------
                                                              2,500,000
                                                            -----------
Total Floating Rate Demand Notes
 (Cost $3,100,000)                                            3,100,000
                                                            -----------



Total Investments (Cost $20,061,190)*             98.2%     $20,869,771
Other Assets Less Liabilites                       1.8%         378,100
                                                 -----      -----------
Net Assets                                       100.0%     $21,247,871
                                                 =====      ===========

The following abbreviations are used in portfolio descriptions:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC  -- Financial Guaranty Insurance Corporation
GO    -- General Obligation
MBIA  -- Municipal Bond Investors Assurance
*Tax basis of investments

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Intermediate Tax Free Portfolio

Statement of Operations For the six months ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest Income                                                                $ 510,601
                                                                                  ---------
Expenses
   Advisory Fees                                                                     44,241
   Professional Fees                                                                 13,563
   Administration and Services Fees                                                   5,530
   Trustees Fees                                                                      2,622
   Miscellaneous                                                                        819
                                                                                  ---------
   Total Expenses                                                                    66,775
   Less Expenses absorbed by Bankers Trust                                          (17,003)
                                                                                  ---------
      Net Expenses                                                                   49,772
                                                                                  ---------
Net Investment Income                                                               460,829
                                                                                  ---------
Realized and Unrealized Gain (Loss) on Investments
   Net Realized Gain from Investment Transactions                                   137,404
   Net Change in Unrealized Appreciation/Depreciation on Investments               (440,449)

                                                                                  ---------
Net Realized and Unrealized Loss on Investments                                    (303,045)
                                                                                  ---------
Net Increase in Net Assets from Operations                                        $ 157,784
                                                                                  =========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Intermediate Tax Free Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                For the             For the
                                                                           six months ended       year ended
                                                                           March 31, 1999(1)  September 30, 1998
                                                                          ------------------  -------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                     $     460,829       $    938,751
   Net Realized Gain from Investment Transactions                                  137,404            144,762
   Net Change in Unrealized Appreciation/Depreciation on Investments              (440,449)           630,294
                                                                             -------------       -------------
Net Increase in Net Assets from Operations                                         157,784          1,713,807
                                                                             -------------       -------------
Capital Transactions
   Proceeds from Capital Invested                                                4,460,468         11,556,348
   Value of Capital Withdrawn                                                   (7,282,089)        (7,741,467)
                                                                             -------------       -------------
Net Increase (Decrease) in Net Assets from Capital Transactions                 (2,821,621)         3,814,881
                                                                             -------------       -------------
Total Increase (Decrease) in Net Assets                                         (2,663,837)         5,528,688
Net Assets
Beginning of period                                                             23,911,708         18,383,020
                                                                             -------------       -------------
End of period                                                                $  21,247,871       $ 23,911,708
                                                                             =============       =============


--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Intermediate Tax Free Portfolio.

                                                                  For the years ended
                                                    For the          September 30,         For the period           For the
                                               six months ended   -------------------    January 1, 1996 to        year ended
                                                 March 31, 1999     1998        1997    September 30, 1996(2)   December 31, 1995
                                               -----------------  --------     ------   ---------------------   -----------------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)          $21,248       $23,912    $18,383          $22,019               $22,253
   Ratios to Average Net Assets:
      Net Investment Income                             4.15%(1)      4.30%      4.62%            4.64%(1)              4.97%
      Expenses                                          0.45%(1)      0.45%      0.45%            0.45%(1)              0.45%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                                   0.15%(1)      0.16%      0.11%            0.14%(1)              0.08%
   Portfolio Turnover Rate                                56%(1)        64%       171%             130%                   95%

--------------------
(1)  Annualized

(2) The Board of Trustees approved the change of the fiscal year end from December 31 to September 30.

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Intermediate Tax Free Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

The Intermediate Tax Free Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on July 20, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. Securities for which quotations are not available are stated at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes

The portfolio is considered to be a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. At March 31 1999, amount owed under the administration and service agreement amounted to $914.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of .40% of the Portfolio's average daily net assets. At March 31, 1999 amount owed under the advisory agreement amounted to $3,585.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to .45% of the average daily net assets of the Portfolio.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expires April 30, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and is apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six month period ended March 31, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust

--------------------------------------------------------------------------------
Intermediate Tax Free Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months March 31, 1999 were $5,481,553 and $8,993,988, respectively.

The aggregate gross unrealized appreciation for all investments was $808,581, and the aggregate gross unrealized depreciation for all investments was $0.

Note 4--Net Assets

At March 31, 1999, net assets consisted of:

Paid in Capital                                $20,439,290
Net Unrealized Appreciation
 on Investments                                    808,581
                                               -----------
                                               $21,247,871
                                               ===========

Note 5--Subsequent Event

Subsequent to period end, the portfolio has entered into a $100,000,000 364-day senior unsecured committed revolving credit facility ("the facility") with two lenders. The borrowings shall bear interest at a rate based on the Federal Funds rate. A commitment fee is charged on the unused portion of the facility. The facility replaces the revolving credit facility described in footnote 2.

                       This page intentionally left blank.

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019



[LOGO]


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Intermediate Tax Free Fund                                  CUSIP #055922801
BT Investment Funds                                         467 SA (3/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101